Prepayments and Premiums Under Operating Leases (Tables)	6 Months Ended
Jun. 30, 2018
Prepayments and Premiums Under Operating Leases [Abstract]
Schedule of prepayments and premiums under operating leases

Amount
At January 1, 2017	2,570,682
additions for the year	30,672
charge for the year	(105,340)
translation adjustment	156,092
At December 31, 2017	2,652,106
additions for the year	20,422
charge for the year	(54,677)
translation adjustment	(13,356)
At June 30, 2018	2,604,495

Schedule of prepayment and premium under operating lease analyzed for reporting
	As at June 30, 2018	As at December 31, 2017
Current asset	87,850	83,907
Non-current asset	2,516,645	2,568,199
	2,604,495	2,652,106